Schedule VI Supplemental Information Concerning Property and Casualty Insurance Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to: Prior Year	$ (4)		$ 367		$ (196)
Percentage of weighted average interest rate	4.00%		4.40%		4.80%
Property, Liability and Casualty Insurance Segment [Member]
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Discounted Deducted From Liabilities	538	[1]	542	[1]	524	[1]
Losses and Loss Adjustment Expenses Incurred Related to: Current Year	7,274		7,420		6,768
Losses and Loss Adjustment Expenses Incurred Related to: Prior Year	(4)		367		(196)
Paid Losses and Loss Adjustment Expenses	$ 7,098		$ 7,218		$ 6,834

[1]	Reserves for permanently disabled claimants and certain structured settlement contracts that fund loss run-offs have been discounted using the weighted average interest rates of 4.0%, 4.4%, and 4.8% for 2012, 2011, and 2010, respectively.